SCHEDULE OF FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2025 USD ($)
Platform Operator, Crypto Asset [Line Items]
Total	$ 747,709
Publicly Traded Stocks [Member]
Platform Operator, Crypto Asset [Line Items]
Total	747,709
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total	747,709
Fair Value, Inputs, Level 1 [Member] | Publicly Traded Stocks [Member]
Platform Operator, Crypto Asset [Line Items]
Total	747,709
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Publicly Traded Stocks [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Publicly Traded Stocks [Member]
Platform Operator, Crypto Asset [Line Items]
Total